The interactive data file included as an exhibit to this filing relates to the prospectus for Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2045 Fund and Columbia Adaptive Retirement 2055 Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 26, 2018 (Accession No. 0001193125-18-227903), which is incorporated herein by reference.